JPMorgan Investor Funds
JPMorgan Investor Conservative Growth Fund
JPMorgan Investor Balanced Fund
JPMorgan Investor Growth & Income Fund
JPMorgan Investor Growth Fund
(All Share Classes)
(each, a series of JPMorgan Trust II)

Supplement dated June 23, 2009
to the Prospectuses dated November 1, 2008, and as supplemented

Special Shareholder Meeting held on June 22, 2009

A special meeting of shareholders of JPMorgan Investor Conservative Growth Fund, JPMorgan Investor Balanced Fund, JPMorgan Investor Growth & Income Fund, and JPMorgan Investor Growth Fund (collectively, the “Investor Funds”) was held on June 22, 2009 to consider proposals to change the fundamental investment objective of each of the Investor Funds to a new non-fundamental investment objective and to eliminate a fundamental investment restriction for each of the Investor Funds which currently allows them only to invest in other JPMorgan funds. Shareholders did not approve the proposals and the investment objective for each of the Investor Funds will continue to be as follows:

JPMorgan Investor Conservative Growth Fund
The Fund seeks income and capital appreciation by investing primarily in a diversified group of mutual funds within the same group of investment companies that invest primarily in fixed income and equity securities.

JPMorgan Investor Balanced Fund
The Fund seeks high total return consistent with the preservation of capital by investing primarily in a diversified group of mutual funds within the same group of investment companies that invest primarily in equity and fixed income securities.

JPMorgan Investor Growth & Income Fund
The Fund seeks long-term capital appreciation and growth of income by investing primarily in a diversified group of mutual funds within the same group of investment companies that invest primarily in equity securities.

JPMorgan Investor Growth Fund
The Fund seeks long-term capital appreciation by investing primarily in a diversified group of mutual funds within the same group of investment companies that invest primarily in equity securities.

INVESTORS SHOULD RETAIN THIS SUPPLEMENT
WITH THE PROSPECTUS FOR FUTURE REFERENCE

SUP-INV-2-609